BASIC AND DILUTED LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrants [Member]
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	0	8,555,000
Deferred Share Units
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	430,485	536,396
Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	11,840,300	17,950,000